Goodwill and Intangibles, net - Summary of Changes in Carrying Amounts of Goodwill and Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016
Goodwill And Intangible Assets [Line Items]
Goodwill, Purchase Accounting Adjustments	$ 0.0
Deconsolidation, Gain (Loss), Amount	0.0	$ 0.0	$ 38.5
Cost				$ 884.8	$ 853.0
Intangible Assets, Including Goodwill [Roll Forward]
Beginning Balance, Goodwill	2,133.3	2,138.9
Beginning Balance, Indefinite Lived Intangible Assets	953.9	957.6
Beginning Balance, Finite Lived Intangible Assets	580.9
Intangibles, net (Note 11)	1,612.0	1,534.8	1,595.3	1,612.0	1,534.8
Goodwill, Acquired During Period		3.3
Acquisitions (Note 13)	148.2	3.2
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			(31.9)
Impairment of Intangible Assets, Finite-lived	(16.3)	(13.4)	(60.2)
Impairment of Intangible Assets (Excluding Goodwill)	(16.3)	(2.7)
Indefinite-lived Intangible Assets, Written off Related to Sale of Business Unit		(9.9)
Less: Components of amortization:
Effect of translation, Goodwill	8.8	1.8
Effect of translation, Indefinite Lived intangible assets		(1.0)
Effect of translation, Finite Lived intangible assets	8.2	(0.4)
Ending Balance, Goodwill	2,277.1	2,133.3	2,138.9
Ending Balance, Indefinite Lived Intangible Assets	1,024.3	953.9	957.6
Ending Balance, Finite Lived Intangible Assets	587.7	580.9
Ending Balance, Intangible Assets, Excluding Goodwill	1,612.0	1,534.8	1,595.3
Finite-Lived Intangible Assets, Accumulated Amortization				297.1	272.1
Finite-Lived Intangible Assets, Period Increase (Decrease)	(0.9)
Periodic amortization
Less: Components of amortization:
Amortization of Intangible Assets	(62.0)	(60.6)
Customer Relationships [Member]
Goodwill And Intangible Assets [Line Items]
Cost				671.7	653.4
Intangible Assets, Including Goodwill [Roll Forward]
Beginning Balance, Finite Lived Intangible Assets	469.9
Less: Components of amortization:
Amortization of Intangible Assets			(53.8)
Ending Balance, Finite Lived Intangible Assets	449.4	469.9
Finite-Lived Intangible Assets, Accumulated Amortization				222.3	183.5
Definite Lived Intangible Assets
Intangible Assets, Including Goodwill [Roll Forward]
Beginning Balance, Finite Lived Intangible Assets	580.9	637.7
Acquisitions (Note 3), Finite-Lived Intangible Assets	67.1	3.2
Impairment of Intangible Assets, Finite-lived	0.0	0.0
Less: Components of amortization:
Amortization of Intangible Assets	(62.0)	(60.6)
Effect of translation, Finite Lived intangible assets	2.6	0.6
Ending Balance, Finite Lived Intangible Assets	587.7	580.9	637.7
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	(0.9)
Definite Lived Intangible Assets | Periodic amortization
Less: Components of amortization:
Amortization of Intangible Assets	(62.0)	(60.6)
Goodwill [Member]
Less: Components of amortization:
Amortization of Intangible Assets		0.0
Trade Names [Member]
Goodwill And Intangible Assets [Line Items]
Cost				18.5	18.3
Intangible Assets, Including Goodwill [Roll Forward]
Beginning Balance, Finite Lived Intangible Assets	6.5
Less: Components of amortization:
Ending Balance, Finite Lived Intangible Assets	3.4	6.5
Finite-Lived Intangible Assets, Accumulated Amortization				$ 15.1	$ 11.8
CorAmerica [Member]
Intangible Assets, Including Goodwill [Roll Forward]
Goodwill and Intangible Asset Impairment		(10.7)	$ (28.3)
Spectrum Brands [Member]
Intangible Assets, Including Goodwill [Roll Forward]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	(16.3)	$ (2.7)
Indefinite Lived Intangible Assets Excluding Goodwill [Member]
Intangible Assets, Including Goodwill [Roll Forward]
Indefinite-lived Intangible Assets Acquired	81.1
Less: Components of amortization:
Effect of translation, Indefinite Lived intangible assets	5.6
Accounting Standards Update 2015-16 [Member] | Goodwill [Member]
Intangible Assets, Including Goodwill [Roll Forward]
Goodwill, Acquired During Period	$ 135.0